Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 19,488,190	$ 18,731,489
Operating costs and expenses:
Cost of goods sold (exclusive of items shown below)	17,183,740	14,809,215
Depreciation and amortization	462,701	432,599
Sales and marketing	118,983	549,605
General and administrative	3,336,841	1,326,587
Total operating expenses	21,102,265	17,118,006
(Loss) income from operations	(1,614,075)	1,613,483
Other (expenses) income, net:
Other income, net		5,000
Change in fair value of warrant liabilities	(138,000)
Interest expense	(37,054)	(15,544)
Total other expense, net	(175,054)	(10,544)
Net (loss) income before taxes	(1,789,129)	1,602,939
Income tax (expense) benefit	89,929
Net (loss) income	(1,699,200)	1,602,939
Net (loss) attributable to Sunergy Renewables LLC prior to the Business Combination	(759,936)	(1,602,939)
Net (loss) income for the period March 13, 2024 through March 31, 2024	(939,264)
Less: Net income attributable to noncontrolling interest	249,267
Net (loss) income attributable to Class A common stock	$ (1,188,531)
Basic net (loss) income per share (in Dollars per share)	$ (1.2)
Weighted average units outstanding, basic (in Shares)	994,345
Non Related Party
Total revenue	$ 10,675,421	$ 18,731,489
Related Party
Total revenue	$ 8,812,769
Previously Reported
Operating costs and expenses:
(Loss) income from operations			$ (5,059,125)	$ (2,830,117)
Other (expenses) income, net:
Change in fair value of warrant liabilities			(317,376)	13,179,936
Interest and investment income on marketable securities and cash held in Trust Account			1,950,267	3,984,431
Recovery of deferred offering costs allocated to warrants			425,040
Total other expense, net			2,057,931	17,164,367
Net (loss) income			(3,001,194)	14,334,250
Net (loss) income attributable to Class A common stock			(3,001,194)	14,334,250
Legal and professional fees			4,343,626	1,913,373
Insurance			92,103	528,861
Other operating costs			503,396	267,883
Operating cost-related party			$ 120,000	$ 120,000
Redeemable Class A Ordinary Shares | Previously Reported
Other (expenses) income, net:
Basic net (loss) income per share (in Dollars per share)			$ (1.32)	$ 0.44
Weighted average units outstanding, basic (in Shares)			3,821,284	27,600,000
Non-Redeemable Class A and Class B Ordinary Shares | Previously Reported
Other (expenses) income, net:
Basic net (loss) income per share (in Dollars per share)			$ 0.29	$ 0.3
Weighted average units outstanding, basic (in Shares)			6,900,000	6,900,000